Schedule of Investments (unaudited)
September 30, 2025
 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Sovereign Bonds — 75.2%
Angola — 1.7%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	2,150,000	$2,165,403 (a)
Angolan Government International Bond, Senior Notes	9.125%	11/26/49	10,560,000	8,871,079 (a)
Total Angola				11,036,482
Argentina — 4.3%
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	20,300,000	10,647,350
Bonos Para La Reconstruccion De Una Argentina Libre, Senior Notes	3.000%	5/31/26	3,000,000	2,975,250
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	16,807,756	9,853,547 (b)
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	3,260,320	1,911,363 (a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	1,599,022	1,564,743 (b)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	550,000	538,209 (a)
Total Argentina				27,490,462
Armenia — 1.0%

Republic of Armenia International Bond, Senior Notes	3.600%	2/2/31	7,000,000	6,323,396 (b)
Bahamas — 1.8%
Bahamas Government International Bond, Senior Notes	9.000%	6/16/29	8,000,000	8,676,000 (b)
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	3,000,000	3,037,350 (b)
Total Bahamas				11,713,350
Bahrain — 2.8%
Bahrain Government International Bond, Senior Notes	7.000%	10/12/28	2,000,000	2,100,329 (a)
Bahrain Government International Bond, Senior Notes	5.625%	9/30/31	7,000,000	7,048,909 (a)
Bahrain Government International Bond, Senior Notes	7.500%	9/20/47	7,400,000	7,925,465 (b)
Bahrain Government International Bond, Senior Notes	6.250%	1/25/51	1,000,000	916,707 (a)
Total Bahrain				17,991,410
Benin — 0.5%

Benin Government International Bond, Senior Notes	7.960%	2/13/38	3,200,000	3,280,203 (b)
Chile — 0.6%

Chile Government International Bond, Senior Notes	3.500%	1/31/34	4,000,000	3,671,600
Colombia — 1.8%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	3,500,000	2,968,000
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	11,500,000	8,193,750
Total Colombia				11,161,750
Costa Rica — 1.2%
Costa Rica Government International Bond, Senior Notes	6.125%	2/19/31	1,050,000	1,096,988 (a)
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	4,200,000	4,522,582 (b)
Costa Rica Government International Bond, Senior Notes	7.300%	11/13/54	1,800,000	1,975,441 (b)
Total Costa Rica				7,595,011
Dominican Republic — 3.1%
Dominican Republic International Bond, Senior Notes	6.000%	7/19/28	4,800,000	4,963,680 (b)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	3,800,000	3,639,640 (a)
Dominican Republic International Bond, Senior Notes	5.300%	1/21/41	8,000,000	7,252,000 (a)
Dominican Republic International Bond, Senior Notes	5.875%	1/30/60	4,400,000	3,913,580 (a)
Total Dominican Republic				19,768,900
Ecuador — 1.9%
Ecuador Government International Bond, Senior Notes	6.900%	7/31/35	4,760,000	3,564,050 (a)
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ecuador — continued
Ecuador Government International Bond, Senior Notes, Step bond (5.000% to 7/31/26 then 5.500%)	5.000%	7/31/40	12,680,000	$8,384,650 (b)
Total Ecuador				11,948,700
Egypt — 4.1%
Egypt Government Bond	25.318%	8/13/27	153,000,000 EGP	3,274,460
Egypt Government International Bond, Senior Notes	3.875%	2/16/26	2,400,000	2,386,207 (a)
Egypt Government International Bond, Senior Notes	5.800%	9/30/27	640,000	638,768 (a)
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	2,000,000	2,025,709 (a)
Egypt Government International Bond, Senior Notes	5.875%	2/16/31	5,000,000	4,664,044 (a)
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	1,600,000	1,580,902 (b)
Egypt Government International Bond, Senior Notes	7.903%	2/21/48	13,560,000	11,299,381 (a)
Total Egypt				25,869,471
El Salvador — 1.1%
El Salvador Government International Bond, Senior Notes	0.250%	4/17/30	6,250,000	161,632 (b)
El Salvador Government International Bond, Senior Notes	9.250%	4/17/30	6,250,000	6,835,937 (b)
Total El Salvador				6,997,569
Ethiopia — 1.6%

Ethiopia International Bond, Senior Notes	6.625%	12/11/25	10,900,000	10,482,052 (a)
Gabon — 0.3%

Gabon Government International Bond, Senior Notes	6.625%	2/6/31	2,000,000	1,615,894 (a)
Ghana — 1.5%
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/29	4,428,358	4,322,360 (b)
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/35	6,368,052	5,383,122 (b)
Total Ghana				9,705,482
Guatemala — 1.2%
Guatemala Government Bond, Senior Notes	5.375%	4/24/32	4,300,000	4,336,555 (b)
Guatemala Government Bond, Senior Notes	6.600%	6/13/36	3,000,000	3,179,095 (b)
Total Guatemala				7,515,650
Hungary — 2.2%
Hungary Government International Bond, Senior Notes	5.500%	3/26/36	11,000,000	11,108,441 (b)
Hungary Government International Bond, Senior Notes	3.125%	9/21/51	1,300,000	822,564 (b)
Magyar Export-Import Bank Zrt, Senior Notes	6.125%	12/4/27	1,900,000	1,966,076 (b)
Total Hungary				13,897,081
Indonesia — 1.4%
Indonesia Government International Bond, Senior Notes	6.625%	2/17/37	3,210,000	3,643,316 (a)
Indonesia Government International Bond, Senior Notes	5.250%	1/17/42	5,000,000	5,030,421 (b)
Total Indonesia				8,673,737
Ivory Coast — 2.1%
Ivory Coast Government International Bond, Senior Notes	5.250%	3/22/30	4,800,000 EUR	5,641,556 (a)
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	3,910,000	4,070,900 (b)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	2,500,000	2,406,206 (a)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,200,000	1,154,979 (b)
Total Ivory Coast				13,273,641
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2025 Quarterly Report

 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Jamaica — 0.6%

Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	617,000,000 JMD	$4,045,740
Jordan — 2.3%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	3,120,000	3,265,658 (b)
Jordan Government International Bond, Senior Notes	7.500%	1/13/29	1,600,000	1,672,453 (a)
Jordan Government International Bond, Senior Notes	5.850%	7/7/30	6,350,000	6,343,140 (a)
Jordan Government International Bond, Senior Notes	7.375%	10/10/47	3,820,000	3,664,872 (b)
Total Jordan				14,946,123
Kenya — 1.2%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	4,680,000	4,814,580 (a)
Republic of Kenya Government International Bond, Senior Notes	8.000%	5/22/32	2,900,000	2,896,956 (a)
Total Kenya				7,711,536
Mexico — 2.2%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	2,400,000	2,437,944 (b)
Mexican Bonos, Bonds	5.750%	3/5/26	218,080,000 MXN	11,806,131
Total Mexico				14,244,075
Mozambique — 0.3%

Mozambique International Bond, Senior Notes	9.000%	9/15/31	2,000,000	1,788,048 (a)
Nigeria — 2.4%
Nigeria Government International Bond, Senior Notes	6.125%	9/28/28	1,820,000	1,790,502 (a)
Nigeria Government International Bond, Senior Notes	8.375%	3/24/29	1,500,000	1,552,436 (a)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	2,600,000	2,589,205 (a)
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	9,930,000	9,224,949 (a)
Total Nigeria				15,157,092
Oman — 2.3%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	7,500,000	7,703,592 (b)
Oman Government International Bond, Senior Notes	6.750%	1/17/48	6,500,000	7,150,862 (a)
Total Oman				14,854,454
Panama — 1.1%
Panama Government International Bond, Senior Notes	9.375%	4/1/29	910,000	1,037,764
Panama Government International Bond, Senior Notes	4.500%	4/16/50	2,430,000	1,834,456
Panama Government International Bond, Senior Notes	3.870%	7/23/60	6,700,000	4,331,885
Total Panama				7,204,105
Paraguay — 1.1%
Paraguay Government International Bond, Senior Notes	7.900%	2/9/31	22,024,000,000 PYG	3,005,619 (b)
Paraguay Government International Bond, Senior Notes	2.739%	1/29/33	1,900,000	1,683,476 (b)
Paraguay Government International Bond, Senior Notes	6.650%	3/4/55	2,220,000	2,366,409 (b)
Total Paraguay				7,055,504
Peru — 1.1%

Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	5,498,000	6,921,432
Poland — 2.1%
Bank Gospodarstwa Krajowego, Senior Notes	5.375%	5/22/33	6,300,000	6,526,526 (b)
Republic of Poland Government International Bond, Senior Notes	4.875%	10/4/33	7,000,000	7,101,629
Total Poland				13,628,155
Qatar — 2.2%
Qatar Government International Bond, Senior Notes	4.625%	6/2/46	10,000,000	9,339,884 (a)
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Qatar — continued
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	4,920,000	$4,900,623 (b)
Total Qatar				14,240,507
Romania — 3.4%
Romanian Government International Bond, Senior Notes	3.625%	3/27/32	16,840,000	15,039,878 (a)
Romanian Government International Bond, Senior Notes	7.500%	2/10/37	6,200,000	6,667,255 (b)
Total Romania				21,707,133
Saudi Arabia — 0.4%

Saudi Government International Bond, Senior Notes	4.625%	10/4/47	2,500,000	2,183,351 (a)
Senegal — 0.2%

Senegal Government International Bond, Senior Notes	6.250%	5/23/33	2,000,000	1,453,735 (a)
South Africa — 1.7%
Republic of South Africa Government Bond, Senior Notes	6.250%	3/31/36	35,700,000 ZAR	1,640,171
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	93,920,000 ZAR	3,939,664
Republic of South Africa Government International Bond, Senior Notes	5.000%	10/12/46	5,000,000	3,755,311
Republic of South Africa Government International Bond, Senior Notes	5.750%	9/30/49	2,000,000	1,605,135
Total South Africa				10,940,281
South Korea — 0.2%

Korea Housing Finance Corp., Senior Notes	3.875%	9/17/30	1,000,000	989,609 (b)
Sri Lanka — 0.3%
Sri Lanka Government International Bond, Senior Notes, Step bond (3.100% to 7/15/27 then 3.350%)	3.100%	1/15/30	517,950	486,225 (b)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.350% to 9/15/27 then 3.600%)	3.350%	3/15/33	1,015,950	873,255 (b)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 11/15/27 then 3.850%)	3.600%	5/15/36	476,100	422,493 (b)
Total Sri Lanka				1,781,973
Supranational — 5.4%
Africa Finance Corp., Senior Notes	3.750%	10/30/29	3,000,000	2,876,275 (a)
African Export-Import Bank, Senior Notes	2.634%	5/17/26	3,100,000	3,060,167 (a)
African Export-Import Bank, Senior Notes	3.798%	5/17/31	3,000,000	2,708,574 (b)
Asian Development Bank, Senior Notes	20.000%	3/27/26	4,791,000,000 NGN	3,306,983
Asian Development Bank, Senior Notes	30.000%	7/29/26	370,980,000 TRY	8,263,417
European Bank for Reconstruction & Development, Senior Notes	21.000%	7/21/26	2,850,000,000 NGN	1,939,758
Inter-American Development Bank, Senior Notes	6.650%	2/6/31	1,000,000,000 CRC	1,938,771
International Bank for Reconstruction & Development, Senior Notes	6.850%	4/24/28	250,000,000 INR	2,833,361
International Bank for Reconstruction & Development, Senior Notes	8.050%	5/10/28	312,500,000 UYU	7,755,742
Total Supranational				34,683,048
Turkey — 1.9%
Turkiye Government International Bond, Senior Notes	5.125%	2/17/28	4,000,000	3,997,332
Turkiye Government International Bond, Senior Notes	9.375%	3/14/29	3,000,000	3,352,571
Turkiye Government International Bond, Senior Notes	7.625%	5/15/34	3,040,000	3,230,562
Turkiye Government International Bond, Senior Notes	4.875%	4/16/43	2,160,000	1,606,157
Total Turkey				12,186,622
Ukraine — 1.9%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/30	807,487	427,531 (a)
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2025 Quarterly Report

 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ukraine — continued
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	3,017,457	$1,262,417 (a)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/34	6,686,005	3,772,025 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	2,549,964	1,247,310 (a)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/35	4,258,403	2,357,946 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	2,124,969	1,039,441 (a)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/36	3,837,998	2,099,105 (a)
Total Ukraine				12,205,775
Uruguay — 2.2%
Uruguay Government International Bond, Senior Notes	5.750%	10/28/34	10,408,526	11,183,961
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	3,260,000	3,094,555
Total Uruguay				14,278,516
Uzbekistan — 1.1%
Republic of Uzbekistan International Bond, Senior Notes	3.700%	11/25/30	4,000,000	3,702,821 (a)
Republic of Uzbekistan International Bond, Senior Notes	3.900%	10/19/31	2,000,000	1,841,725 (b)
Republic of Uzbekistan International Bond, Senior Notes	6.900%	2/28/32	1,560,000	1,680,797 (b)
Total Uzbekistan				7,225,343
Venezuela — 1.0%
Venezuela Government International Bond, Senior Notes	—	10/13/19	22,130,000	4,184,783 *(a)(c)
Venezuela Government International Bond, Senior Notes	—	10/13/24	7,000,000	1,446,200 *(a)(c)
Venezuela Government International Bond, Senior Notes	9.250%	9/15/27	4,205,000	1,025,389 *(d)
Total Venezuela				6,656,372
Zambia — 0.4%
Zambia Government International Bond, Senior Notes, Step bond (5.750% to 6/30/31 then 7.500%)	5.750%	6/30/33	2,934,299	2,812,356 (a)

Total Sovereign Bonds (Cost — $446,186,205)				480,912,726
Corporate Bonds & Notes — 56.2%
Communication Services — 4.7%
Diversified Telecommunication Services — 2.7%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	2,000,000	1,506,670 (b)
IHS Holding Ltd., Senior Notes	7.875%	5/29/30	3,160,000	3,272,027 (b)
Liquid Telecommunications Financing PLC, Senior Secured Notes	5.500%	9/4/26	1,500,000	1,310,440 (b)
Telecom Argentina SA, Senior Notes	9.250%	5/28/33	7,500,000	7,381,099 (b)
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	4,000,000	4,147,878 (b)
Total Diversified Telecommunication Services				17,618,114
Entertainment — 0.4%
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	1,800,000	1,828,233 (b)
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	871,000	799,143
Total Entertainment				2,627,376
Media — 1.3%
Grupo Televisa SAB, Senior Notes	5.000%	5/13/45	9,850,000	6,871,025
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Media — continued
Virgin Media Vendor Financing Notes III DAC, Senior Secured Notes	4.875%	7/15/28	1,000,000 GBP	$1,315,189 (b)
Total Media				8,186,214
Wireless Telecommunication Services — 0.3%
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	1,638,900	1,655,224 (b)

Total Communication Services				30,086,928
Consumer Discretionary — 5.5%
Automobile Components — 1.0%
Adient Global Holdings Ltd., Senior Notes	8.250%	4/15/31	2,750,000	2,886,309 (b)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	2,500,000	2,477,431 (b)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	1,500,000	1,464,936 (b)
Total Automobile Components				6,828,676
Broadline Retail — 1.0%
Alibaba Group Holding Ltd., Senior Notes	2.125%	2/9/31	1,600,000	1,443,390
Prosus NV, Senior Notes	3.257%	1/19/27	2,000,000	1,969,625 (b)
Prosus NV, Senior Notes	3.680%	1/21/30	3,200,000	3,075,040 (a)
Total Broadline Retail				6,488,055
Hotels, Restaurants & Leisure — 3.5%
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	2,280,000	2,118,140 (b)
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	3,500,000	3,579,029
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	1,500,000	1,451,944
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	1,290,000	1,343,974
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	4,500,000	4,433,345 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	2,830,000	2,839,311 (b)
Sands China Ltd., Senior Notes	5.400%	8/8/28	2,700,000	2,764,060
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	3,000,000	3,002,024 (b)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	750,000	736,425 (b)
Total Hotels, Restaurants & Leisure				22,268,252

Total Consumer Discretionary				35,584,983
Consumer Staples — 1.6%
Beverages — 0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	3,130,000	3,093,890 (b)
Food Products — 0.8%
Grupo Nutresa SA, Senior Notes	8.000%	5/12/30	3,000,000	3,216,750 (b)
Ulker Biskuvi Sanayi AS, Senior Notes	7.875%	7/8/31	2,000,000	2,086,881 (b)
Total Food Products				5,303,631
Personal Care Products — 0.3%
Natura &Co. Luxembourg Holdings Sarl, Senior Notes	4.125%	5/3/28	2,000,000	1,920,955 (a)

Total Consumer Staples				10,318,476
Energy — 17.6%
Energy Equipment & Services — 0.5%
Yinson Boronia Production BV, Senior Secured Notes	8.947%	7/31/42	2,943,270	3,280,723 (b)
Oil, Gas & Consumable Fuels — 17.1%
Ecopetrol SA, Senior Notes	5.875%	5/28/45	4,900,000	3,751,259
Ecopetrol SA, Senior Notes	5.875%	11/2/51	3,000,000	2,224,506
EIG Pearl Holdings Sarl, Senior Secured Notes	3.545%	8/31/36	1,966,899	1,818,034 (b)
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2025 Quarterly Report

 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Empresa Generadora de Electricidad Haina SA, Senior Notes	5.625%	11/8/28	4,250,000	$4,174,775 (b)
Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes	1.750%	9/30/27	798,284	779,245 (a)
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	5.853%	2/23/36	1,500,000	1,576,524 (b)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	16,300,000	14,723,913 (a)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	4,200,000	4,175,812 (a)
Pertamina Persero PT, Senior Notes	6.500%	5/27/41	1,500,000	1,613,354 (b)
Pertamina Persero PT, Senior Notes	4.150%	2/25/60	2,000,000	1,495,255 (a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	3,000,000	3,110,160
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	4,000,000	4,104,912
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	13,800,000	12,978,756
Petroleos de Venezuela SA, Senior Notes	9.000%	11/17/21	16,630,000	2,743,950 *(a)(c)
Petroleos de Venezuela SA, Senior Notes	6.000%	5/16/24	8,145,000	1,327,635 *(a)(c)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,000,000	1,740,870 (a)
Petroleos Mexicanos, Senior Notes	6.500%	3/13/27	2,000,000	2,026,340
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	15,500,000	15,444,951
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	8,200,000	7,187,647
Petronas Capital Ltd., Senior Notes	2.480%	1/28/32	5,000,000	4,508,521 (a)
Puma International Financing SA, Senior Notes	7.750%	4/25/29	3,250,000	3,369,730 (b)
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	3,000,000	2,982,723 (b)
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	4.000%	8/15/26	7,800,000	7,759,599 (a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	648,000	647,856 (a)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.550%	11/1/28	750,000	766,656 (b)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	690,000	688,785 (b)
YPF SA, Senior Notes	6.950%	7/21/27	1,320,000	1,312,703 (b)
Total Oil, Gas & Consumable Fuels				109,034,471

Total Energy				112,315,194
Financials — 4.5%
Banks — 3.9%
Banco de Credito e Inversiones SA, Junior Subordinated Notes (8.750% to 5/8/29 then 5 year Treasury Constant Maturity Rate + 4.944%)	8.750%	5/8/29	3,830,000	4,149,479 (b)(e)(f)
Banco del Estado de Chile, Junior Subordinated Notes (7.950% to 5/2/29 then 5 year Treasury Constant Maturity Rate + 3.228%)	7.950%	5/2/29	2,000,000	2,139,242 (b)(e)(f)
Banco Mercantil del Norte SA, Junior Subordinated Notes (5.875% to 1/24/27 then 5 year Treasury Constant Maturity Rate + 4.643%)	5.875%	1/24/27	2,500,000	2,484,865 (a)(e)(f)
Banco Nacional de Panama, Senior Notes	2.500%	8/11/30	4,000,000	3,518,657 (a)
Bank Leumi Le-Israel BM, Senior Notes	5.125%	7/27/27	3,300,000	3,329,116 (a)
Bank Leumi Le-Israel BM, Subordinated Notes (7.129% to 7/18/28 then 5 year Treasury Constant Maturity Rate + 3.466%)	7.129%	7/18/33	1,000,000	1,047,112 (a)(f)
Bank of East Asia Ltd., Subordinated Notes (4.875% to 4/22/27 then 5 year Treasury Constant Maturity Rate + 2.300%)	4.875%	4/22/32	2,800,000	2,794,790 (a)(f)
HSBC Holdings PLC, Junior Subordinated Notes (8.000% to 9/7/28 then 5 year Treasury Constant Maturity Rate + 3.858%)	8.000%	3/7/28	1,800,000	1,911,287 (e)(f)
Mizrahi Tefahot Bank Ltd., Subordinated Notes (3.077% to 4/7/26 then 5 year Treasury Constant Maturity Rate + 2.250%)	3.077%	4/7/31	1,500,000	1,482,215 (a)(f)
Standard Chartered PLC, Senior Notes (2.608% to 1/12/27 then 1 year Treasury Constant Maturity Rate + 1.180%)	2.608%	1/12/28	2,300,000	2,250,229 (a)(f)
Total Banks				25,106,992
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — 0.0%††
Credit Suisse AG AT1 Claim	—	—	2,000,000	$0 *(g)(h)(i)
Insurance — 0.6%
Sagicor Financial Co. Ltd., Senior Notes	5.300%	5/13/28	3,600,000	3,585,996 (b)

Total Financials				28,692,988
Health Care — 2.3%
Health Care Providers & Services — 0.2%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,750,000	1,392,860 (b)
Pharmaceuticals — 2.1%
Biocon Biologics Global PLC, Senior Secured Notes	6.670%	10/9/29	2,000,000	1,943,721 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	6,500,000	6,389,971
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	1,630,000	1,865,727
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	4,000,000	2,988,721
Total Pharmaceuticals				13,188,140

Total Health Care				14,581,000
Industrials — 6.5%
Aerospace & Defense — 0.8%
Avolon Holdings Funding Ltd., Senior Notes	2.125%	2/21/26	3,500,000	3,464,416 (b)
Czechoslovak Group AS, Senior Secured Notes	6.500%	1/10/31	1,560,000	1,612,484 (b)
Total Aerospace & Defense				5,076,900
Construction & Engineering — 1.0%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners Colombia SAS, Senior Secured Notes	7.875%	2/3/30	6,500,000	6,705,972 (b)
Electrical Equipment — 0.2%
LG Energy Solution Ltd., Senior Notes	5.375%	4/2/30	1,250,000	1,279,770 (a)
Ground Transportation — 1.5%
Empresa de los Ferrocarriles del Estado, Senior Notes	3.830%	9/14/61	1,800,000	1,230,533 (b)
Empresa de Transporte de Pasajeros Metro SA, Senior Notes	5.000%	1/25/47	2,560,000	2,342,830 (b)
Lima Metro Line 2 Finance Ltd., Senior Secured Notes	4.350%	4/5/36	2,882,436	2,791,595 (b)
Transnet SOC, Senior Notes	8.250%	2/6/28	3,100,000	3,275,545 (b)
Total Ground Transportation				9,640,503
Machinery — 0.8%
HTA Group Ltd., Senior Notes	7.500%	6/4/29	3,000,000	3,120,014 (b)
Iochpe-Maxion Austria GmbH/Maxion Wheels de Mexico S de RL de CV, Senior Notes	5.000%	5/7/28	2,000,000	1,940,169 (a)
Total Machinery				5,060,183
Passenger Airlines — 0.5%
Latam Airlines Group SA, Senior Secured Notes	7.875%	4/15/30	3,000,000	3,125,100 (b)
Transportation Infrastructure — 1.7%
Adani Ports & Special Economic Zone Ltd., Senior Notes	3.828%	2/2/32	700,000	636,087 (a)
DP World Ltd., Senior Notes	5.625%	9/25/48	5,000,000	4,928,674 (b)
Mersin Uluslararasi Liman Isletmeciligi AS, Senior Notes	8.250%	11/15/28	2,870,000	2,987,623 (b)
Railworks Holdings LP/Railworks Rally Inc., Secured Notes	8.250%	11/15/28	2,000,000	2,025,060 (b)
Total Transportation Infrastructure				10,577,444

Total Industrials				41,465,872
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2025 Quarterly Report

 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Information Technology — 0.4%
Communications Equipment — 0.4%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	2,250,000	$2,368,473 (b)

Materials — 6.5%
Chemicals — 3.1%
MEGlobal BV, Senior Notes	2.625%	4/28/28	1,600,000	1,528,376 (b)
MEGlobal Canada ULC, Senior Notes	5.875%	5/18/30	4,100,000	4,318,501 (b)
OCP SA, Senior Notes	3.750%	6/23/31	7,000,000	6,580,987 (a)
Sasol Financing USA LLC, Senior Notes	4.375%	9/18/26	6,000,000	5,973,427
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	1,400,000	1,233,556
Total Chemicals				19,634,847
Construction Materials — 0.1%
Cemex SAB de CV, Senior Notes	5.450%	11/19/29	1,000,000	1,012,428 (a)
Metals & Mining — 3.3%
Antofagasta PLC, Senior Notes	5.625%	5/13/32	1,100,000	1,138,958 (b)
Antofagasta PLC, Senior Notes	5.625%	9/9/35	3,000,000	3,060,480 (b)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	4,000,000	4,208,052 (b)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	1,400,000	1,479,950 (b)
Fresnillo PLC, Senior Notes	4.250%	10/2/50	3,000,000	2,381,905 (b)
POSCO, Senior Notes	5.750%	1/17/28	3,500,000	3,614,427 (b)
Samarco Mineracao SA, Senior Notes (9.500% PIK)	9.500%	6/30/31	2,235,682	2,248,682 (a)(j)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	310,000	367,022
Southern Copper Corp., Senior Notes	6.750%	4/16/40	344,000	390,753
Vedanta Resources Finance II PLC, Senior Notes	10.875%	9/17/29	2,000,000	2,098,410 (b)
Total Metals & Mining				20,988,639

Total Materials				41,635,914
Real Estate — 1.4%
Diversified REITs — 1.4%
Trust Fibra Uno, Senior Notes	4.869%	1/15/30	5,250,000	5,150,687 (b)
Trust Fibra Uno, Senior Notes	4.869%	1/15/30	2,800,000	2,747,033 (a)
Trust Fibra Uno, Senior Notes	6.390%	1/15/50	1,250,000	1,154,628 (a)
Total Diversified REITs				9,052,348
Real Estate Management & Development — 0.0%††
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	1,983,399	119,004 (a)(j)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	1,611,454	32,229 (a)(j)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	2,119,041	42,381 (a)(j)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	2,917,855	21,884 (a)(e)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	791,312	13,848 (a)(j)
Total Real Estate Management & Development				229,346

Total Real Estate				9,281,694
Utilities — 5.2%
Electric Utilities — 3.5%
AES Panama Generation Holdings SRL, Senior Secured Notes	4.375%	5/31/30	940,838	889,793 (a)
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	2,020,000	$1,821,648 (b)
Comision Federal de Electricidad, Senior Notes	3.875%	7/26/33	1,000,000	884,152 (a)
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	1,000,000	755,693 (a)
Eskom Holdings, Senior Notes	4.314%	7/23/27	9,600,000	9,507,659 (a)
Instituto Costarricense de Electricidad, Senior Notes	6.750%	10/7/31	3,100,000	3,248,180 (b)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	1,050,000	1,070,738 (b)
Pampa Energia SA, Senior Notes	7.875%	12/16/34	1,000,000	988,000 (b)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.250%	5/15/47	3,810,000	3,495,421 (a)
Total Electric Utilities				22,661,284
Gas Utilities — 0.5%
Promigas SA ESP/Gases del Pacifico SAC, Senior Notes	3.750%	10/16/29	3,000,000	2,843,578 (a)
Independent Power and Renewable Electricity Producers — 1.2%
AES Andes SA, Junior Subordinated Notes (8.150% to 6/10/30 then 5 year Treasury Constant Maturity Rate + 3.835%)	8.150%	6/10/55	2,000,000	2,118,754 (b)(f)
AES Andes SA, Senior Notes	6.250%	3/14/32	800,000	838,539 (b)
Minejesa Capital BV, Senior Secured Notes	5.625%	8/10/37	3,100,000	3,082,113 (b)
Saavi Energia Sarl, Senior Notes	8.875%	2/10/35	1,600,000	1,723,920 (b)
Total Independent Power and Renewable Electricity Producers				7,763,326

Total Utilities				33,268,188
Total Corporate Bonds & Notes (Cost — $352,445,052)				359,599,710
U.S. Government & Agency Obligations — 1.2%
U.S. Government Obligations — 1.2%
U.S. Treasury Notes	3.875%	5/31/27	2,500,000	2,508,887
U.S. Treasury Notes	3.875%	7/31/27	5,000,000	5,020,996

Total U.S. Government & Agency Obligations (Cost — $7,523,931)				7,529,883
Senior Loans — 0.3%
Sovereign Bonds — 0.3%
Tanzania — 0.3%
Government of the United Republic of Tanzania, Term Loan A2 (6 mo. Term SOFR + 5.450%) (Cost — $1,910,000)	9.584%	4/29/31	1,910,000	1,900,450 (f)(g)(h)(k)(l)

Convertible Bonds & Notes — 0.0%††
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes (Cost — $14,852)	0.000%	9/30/28	260,782	11,735 (a)
Security			Shares
Common Stocks — 0.0%††
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd. (Cost — $14,663)			729,465	10,780 *(g)
Total Investments before Short-Term Investments (Cost — $808,094,703)				849,965,284
	Rate	Maturity Date	Face Amount†
Short-Term Investments — 1.8%
U.S. Treasury Bills	2.056%	10/2/25	8,500,000	8,499,052
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2025 Quarterly Report

 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
U.S. Treasury Bills	3.983%	10/23/25	3,000,000	$2,992,625

Total U.S. Treasury Bills (Cost — $11,491,605)				11,491,677

Total Short-Term Investments (Cost — $11,491,605)				11,491,677
Total Investments — 134.7% (Cost — $819,586,308)				861,456,961
Liabilities in Excess of Other Assets — (34.7)%				(222,074,329)
Total Net Assets — 100.0%				$639,382,632

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	The maturity principal is currently in default as of September 30, 2025.
(d)	The coupon payment on this security is currently in default as of September 30, 2025.
(e)	Security has no maturity date. The date shown represents the next call date.
(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	Value is less than $1.
(j)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

Abbreviation(s) used in this schedule:
CRC	—	Costa Rica Colon
DAC	—	Designated Activity Company
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
MXN	—	Mexican Peso
NGN	—	Nigerian Naira
PIK	—	Payment-In-Kind
PYG	—	Paraguay Guarani
SOFR	—	Secured Overnight Financing Rate
TRY	—	Turkish Lira
UYU	—	Uruguayan Peso
ZAR	—	South African Rand
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Emerging Markets Debt Fund Inc.
At September 30, 2025, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral	Collateral Value
Deutsche Bank AG	4.270%	9/26/2025	10/30/2025	$8,867,733	Sovereign Bonds	$9,492,766
Deutsche Bank AG	4.650%	8/14/2025	10/17/2025	6,444,548	Sovereign Bonds	7,235,854
Deutsche Bank AG	4.800%	7/18/2025	10/17/2025	4,382,621	Sovereign Bonds	5,084,379
Royal Bank of Canada	4.470%	9/16/2025	10/21/2025	3,469,375	Corporate Bonds & Notes	3,649,425
				$23,164,277		$25,462,424
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	743	12/25	$154,657,969	$154,840,039	$182,070
Contracts to Sell:
U.S. Treasury Ultra 10-Year Notes	200	12/25	22,765,321	23,015,626	(250,305)
Net unrealized depreciation on open futures contracts					$(68,235)
At September 30, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	7,268,120,000	USD	1,786,657	Bank of America N.A.	10/15/25	$63,519
MXN	127,961,799	USD	6,834,654	Bank of America N.A.	10/15/25	141,327
USD	6,748,720	MXN	127,961,799	Bank of America N.A.	10/15/25	(227,261)
USD	1,785,709	COP	7,268,120,000	JPMorgan Chase & Co.	10/15/25	(64,467)
USD	1,544,782	ZAR	27,498,500	JPMorgan Chase & Co.	10/15/25	(45,812)
Net unrealized depreciation on open forward foreign currency contracts						$(132,694)

Abbreviation(s) used in this table:
COP	—	Colombian Peso
MXN	—	Mexican Peso
USD	—	United States Dollar
ZAR	—	South African Rand
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Emerging Markets Debt Fund Inc. (the “Fund”) was incorporated in Maryland on April 16, 2003, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors (the “Board”) authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek high current income and the Fund’s secondary objective is to seek capital appreciation.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board.
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

Western Asset Emerging Markets Debt Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Sovereign Bonds	—	$480,912,726	—	$480,912,726
Corporate Bonds & Notes	—	359,599,710	—	359,599,710
U.S. Government & Agency Obligations	—	7,529,883	—	7,529,883
Senior Loans	—	—	$1,900,450	1,900,450
Convertible Bonds & Notes	—	11,735	—	11,735
Common Stocks	—	10,780	—	10,780
Total Long-Term Investments	—	848,064,834	1,900,450	849,965,284
Short-Term Investments†	—	11,491,677	—	11,491,677
Total Investments	—	$859,556,511	$1,900,450	$861,456,961
Other Financial Instruments:
Futures Contracts††	$182,070	—	—	$182,070
Forward Foreign Currency Contracts††	—	$204,846	—	204,846
Total Other Financial Instruments	$182,070	$204,846	—	$386,916
Total	$182,070	$859,761,357	$1,900,450	$861,843,877
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$250,305	—	—	$250,305
Forward Foreign Currency Contracts††	—	$337,540	—	337,540
Total	$250,305	$337,540	—	$587,845

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2025. The following transactions were

Western Asset Emerging Markets Debt Fund Inc. 2025 Quarterly Report

effected in such company for the period ended September 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$8,388,923	$152,806,117	152,806,117	$161,195,040	161,195,040

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$97,264	—	—

Western Asset Emerging Markets Debt Fund Inc. 2025 Quarterly Report